Basis of Presentation and General Information-Additional Information (Details) (USD $)	3 Months Ended	10 Months Ended	7 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 27, 2012	Oct. 19, 2012	Aug. 07, 2013	Jan. 21, 2014	Oct. 02, 2014	Dec. 31, 2014	Dec. 31, 2013
Follow on offering [Member]
Stock Issued During Period Shares New Issues	7,500,000
Common Stock Par Or Stated Value Per Share	$ 0.0001
Sale of Stock, Price Per Share	$ 14.1
Second follow-on offering [Member]
Stock Issued During Period Shares New Issues		7,000,000
Common Stock Par Or Stated Value Per Share		$ 0.0001
Sale of Stock, Price Per Share		$ 14
Public offering of Series B Cumulative Redeemable Perpetual Preferred Stock [Member]
Preferred stock dividend rate			7.625%
Stock Issued During Period Shares New Issues			2,000,000
Common Stock Par Or Stated Value Per Share			$ 0.0001
Sale of Stock, Price Per Share			$ 25
Public Offering of Series C Cumulative Redeemable Perpetual Preferred Stock [Member]
Preferred stock dividend rate				8.50%
Stock Issued During Period Shares New Issues				4,000,000
Common Stock Par Or Stated Value Per Share				$ 0.0001
Sale of Stock, Price Per Share				$ 25
Companys wholly owned subsiadiary filing of registration statement [Member]
MLP offering					Costamare Partners LP (the ?MLP?), a Marshall Islands limited partnership and a wholly owned subsidiary of the Company, filed a Registration Statement on Form F-1 with the SEC for the initial public offering of common units representing limited partnership interests (the ?common units?) in MLP. The number of common units to be offered and the price range for the offering have not yet been finally determined. The proceeds from the offering are expected to be used principally to reduce indebtedness and for general partnership purposes, with the remainder to be distributed to the Company. The Company intends to contribute to the MLP a 100% interest in the entities which own four of the Company?s existing container vessels. Following the offering, the MLP will remain a consolidated subsidiary of the Company as the Company will retain a majority of the MLP?s total equity interests and, through a subsidiary, act as its general partner. Completion of the initial public offering is subject to further authorization of the board of directors of the Company, as well as completion of the SEC review process.
Costamare Inc [Member]
Entity Incorporation State Country Name						Republic of Marshall Islands
Entity Incorporation Date Of Incorporation						Apr. 21, 2008
Number of shipowning companies acquired during the entity's reorganization						53
Date of reorganization completion						November 2008
Date of IPO completion						November 4, 2010
Balance of shares as at period end						74,800,000
Percentage of outstanding common shares owned by the Family						64.80%
Fleet information [Member]
Number of vessels at period end						55	52
Carrying capacity of vessels at period end (TEU)						320,407	295,872
Number of Subsidiaries [Member]
Number of wholly owned subsidiaries with vessels						55
Number of wholly owned subsidiaries that sold or disposed their vessels and became dormant						31
Number of wholly owned subsidiaries established for future acquisitions or investments						6
Total wholly owned subsidiaries as at period end						92